Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000026755 [Member] | Multi Family Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000026755 [Member] | Electric And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000026755 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000026755 [Member] | Prepaid Gas Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026755 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026755 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026755 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026755 [Member] | Public Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026755 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000026755 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000026755 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026756 [Member] | Multi Family Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000026756 [Member] | Electric And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000026756 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000026756 [Member] | Prepaid Gas Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026756 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026756 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026756 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026756 [Member] | Public Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026756 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000026756 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000026756 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212354 [Member] | Multi Family Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000212354 [Member] | Electric And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000212354 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000212354 [Member] | Prepaid Gas Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000212354 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000212354 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000212354 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000212354 [Member] | Public Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000212354 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000212354 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000212354 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%